Leases (Tables)	3 Months Ended
Mar. 31, 2022
Lease Liabilities [Abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities

Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	RIGHT-OF- USE ASSETS	LEASE LIABILITIES
At January 1, 2022	1,465	1,679
Additions as a part business combinations	748	748
Amortization of right-of-use assets	(102)	—
Interest expense	—	50
Payments	—	(136)
Translation differences	(29)	(23)
At March 31, 2022	2,082	2,318
At January 1, 2021	1,799	1,975
Additions	—	—
Amortization of right-of-use assets	(74)	—
Interest expense	—	49
Payments	—	(95)
Translation differences	(66)	(86)
At March 31, 2021	1,659	1,843

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability	The expense relating to payments not included in the measurement of the lease liability is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Short-term leases	124	87